Subsequent Events (Details Narrative) - USD ($)	Jan. 28, 2025	Jan. 01, 2025	Apr. 09, 2025	Mar. 11, 2025	Mar. 07, 2025	Feb. 28, 2025	Feb. 10, 2025	Jan. 30, 2025	Dec. 31, 2024	Dec. 09, 2024	Nov. 30, 2024	Jan. 10, 2024	Dec. 31, 2023	Nov. 30, 2023
Evergreen Merger Corporation [Member]
Subsequent Event [Line Items]
Class A ordinary share issued and outstanding, per share									$ 0.0001				$ 0.0001
Shares outstanding									1				1
Evergreen Merger Corporation [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Class A ordinary share issued and outstanding, per share									$ 0.0001
Evergreen Corporation [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Class A ordinary share issued and outstanding, per share						$ 0.0001					$ 0.0001			$ 0.0001
Shares outstanding						532,500					532,500			532,500
Evergreen Corporation [Member] | Related Party [Member]
Subsequent Event [Line Items]
Due to related party						$ 3,801					$ 3,801
Subsequent Event [Member] | Evergreen Merger Corporation [Member]
Subsequent Event [Line Items]
Related party advances		$ 35,986
Subsequent Event [Member] | Evergreen Merger Corporation [Member] | Related Party [Member]
Subsequent Event [Line Items]
Due to related party		$ 154,924
Subsequent Event [Member] | Evergreen Corporation [Member]
Subsequent Event [Line Items]
Deposits			$ 110,365	$ 110,365			$ 110,365			$ 80,000		$ 80,000
DebtInstrumentFaceAmount							$ 7,120,000	$ 500,000
DebtInstrumentFaceAmount							$ 10.00
Working capital needs principal amount					$ 7,120,000
Deposited into the trust account			$ 110,365	$ 110,365
Subsequent Event [Member] | Evergreen Corporation [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Class A ordinary share issued and outstanding, per share	$ 0.05
Redeemed shares	2,456,657
Shares price per share	$ 12.00
Principal amount	$ 29,476,971
Shares outstanding	2,207,300